INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets material to entity [text block]
	12-31-2019	12-31-2018
Classes of Intangible Assets, Net	ThU.S.$	ThU.S.$
Intangible assets, net	106,252	90,093
Computer software	39,065	26,545
Water rights	5,966	5,966
Customer	39,981	41,634
Other identifiable intangible assets	21,240	15,948
Classes of intangible Assets, Gross	220,222	185,895
Computer software	113,487	88,177
Water rights	5,966	5,966
Customer	74,723	71,443
Other identifiable intangible assets	26,046	20,309
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(113,970)	(95,802)
Accumulated amortization and impairment, intangible assets	(113,970)	(95,802)
Computer software	(74,422)	(61,632)
Customer	(34,742)	(29,809)
Other identifiable intangible assets	(4,806)	(4,361)

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2019
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,545	5,966	41,634	15,948	90,093
Changes
Additions	17,908	-	-	4,472	22,380
Additions through business combination	223	-	2,800	1,300	4,323
Disposals	(67)	-	-	-	(67)
Amortization	(8,008)	-	(4,769)	(360)	(13,137)
Increase (Decrease) related to foreign currency translation	177	-	316	(120)	373
Other Increases (Decreases)	2,287	-	-	-	2,287
Changes Total	12,520	-	(1,653)	5,292	16,159
Closing Balance	39,065	5,966	39,981	21,240	106,252

	12-31-2018
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,747	5,697	47,144	9,027	88,615
Changes
Additions	6,369	269	-	7,424	14,062
Disposals	(1)	-	-	-	(1)
Amortization	(7,132)	-	(4,808)	(409)	(12,349)
Increase (Decrease) related to foreign currency translation	(287)	-	(702)	(31)	(1,020)
Other Increases (Decreases)	849	-	-	(63)	786
Changes Total	(202)	269	(5,510)	6,921	1,478
Closing Balance	26,545	5,966	41,634	15,948	90,093

Disclosure of intangible assets with indefinite useful life [text block]
Years of Useful life (Average)
Computer Software	5
Customer	15
Brands	7